Warrants: Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Details
Class of Warrant or Right, Outstanding	13,033,047	12,792,727	8,448,335	6,740,744	4,337,764	3,460,899	2,239,173
Warrant Exercise Price	$ 1.41	$ 1.18	$ 1.17	$ 1.16	$ 1.17	$ 1.17	$ 1.17
Warrants and Rights Outstanding	$ 18,430,139	$ 15,065,086	$ 9,842,553	$ 7,839,416	$ 5,080,832	$ 4,059,902	$ 2,621,018